UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Security Global Investors, LLC
Address:  801 Montgomery Street, 2nd Floor
          San Francisco, CA 94133-5164

13F File Number:  028-12881

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy J. Lee
Title:    Senior Vice President and Secretary
Phone:    785-438-3226

Signature, Place and Date of Signing:

            AMY J. LEE             Topeka, Kansas         November 12, 2010
       --------------------     --------------------     --------------------

Report Type (Check only one.):

[_]   13F HOLDINGS REPORT.
[X]   13F NOTICE.
[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     13F File Number        Name
     028-12836              Guggenheim Capital, LLC

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.